Earnings per share	12 Months Ended
Dec. 31, 2022
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Earnings per share [Line Items]
Earnings per share

19.   Earnings per share

Basic and diluted earnings per share are calculated by dividing earnings by the weighted-average number of outstanding shares during the period. Basic and diluted earnings per common share have been determined as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2022	December 31, 2021	December 31, 2020

Profit for the period (US$)	925,353,000	1,191,474,000	274,544,000
Weighted average number of share outstanding (Note 12(a))	350,056,012	350,056,012	350,056,012
Basic and diluted earnings per share (US$)	2.643	3.404	0.784